UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, California 91101
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
790 E. Colorado Blvd., 9th Floor
Pasadena, California 91101
 (Name and address of agent for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry Funds
TABLE OF CONTENTS
March 31, 2014

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	15
Financial Highlights	18
Notes to Financial Statements	19
Expense Example	24
Proxy Voting	25
Quarterly Holdings	25
Board Approval of Investment Management Agreement	26

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds
LETTER TO SHAREHOLDERS
March 31, 2014 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2014.

Vericimetry Advisors is an academically based, quantitatively structured investment adviser providing capacity-constrained asset class strategies to an exclusive group of elite financial advisors.

The Vericimetry U.S. Small Cap Value Fund invests in a wide and diverse universe of U.S. small cap value stocks using a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks. We identify value stocks by considering multiple factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.1

The Fund is managed with the intent of maintaining a reasonably priced management fee and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limit the growth of its assets under management once optimal capacity for the Fund is achieved.

Our capacity planned approach, working with an exclusive set of financial advisors, seeks to provide exposure to the small and value equity risk premiums. The portfolio pursues a purer value by using a multifactor screening approach and focuses on a set of smaller capitalized stocks by its thoughtful academically based quantitatively structured methodology.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and the confidence and trust you place in Vericimetry.

Sincerely

Dr. Glenn S. Freed

Chief Executive Officer

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus which contains this and other important information about the Fund visit our website at www.vericimetryfunds.com or call 1-855-755-7550. Please read the prospectus carefully before investing.

(1)
Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.0%
BASIC MATERIALS – 4.1%
A Schulman, Inc.1	7,200	$261,072
Aceto Corp.1	1,265	25,414
Allied Nevada Gold Corp.*, 1	29,000	124,990
Century Aluminum Co.*, 1	18,866	249,220
Codexis, Inc.*, 1	24,300	49,572
Coeur Mining, Inc.*, 1	27,800	258,262
Commercial Metals Co.	25,500	481,440
Friedman Industries, Inc.	3,500	29,505
Horsehead Holding Corp.*, 1	10,400	174,928
Kaiser Aluminum Corp.1	4,400	314,248
KMG Chemicals, Inc.1	3,391	53,171
Kraton Performance Polymers, Inc.*	8,400	219,576
Kronos Worldwide, Inc.1	28,200	470,376
Landec Corp.*	5,600	62,496
Materion Corp.	4,800	162,864
Molycorp, Inc.*, 1	22,000	103,180
Noranda Aluminum Holding Corp.1	20,710	85,118
Northern Technologies International Corp.*, 1	2,300	48,990
Olin Corp.1	18,300	505,263
OM Group, Inc.1	8,900	295,658
Penford Corp.*	3,600	51,696
PH Glatfelter Co.	10,700	291,254
Schnitzer Steel Industries, Inc. - Class A1	7,400	213,490
Sensient Technologies Corp.	9,700	547,177
Shiloh Industries, Inc.*	3,320	58,896
Stillwater Mining Co.*, 1	30,600	453,186
Universal Stainless & Alloy Products, Inc.*, 1	2,600	87,802
Zep, Inc.	6,000	106,200
		5,785,044
COMMUNICATIONS – 5.0%
1-800-Flowers.com, Inc. - Class A*, 1	7,413	41,735
AH Belo Corp. - Class A	4,235	49,041
Alaska Communications Systems Group, Inc.*, 1	17,968	34,678
ARRIS Group, Inc.*	24,900	701,682
Atlantic Tele-Network, Inc.1	3,329	219,448
Aviat Networks, Inc.*, 1	29,100	46,269
Aware, Inc.*, 1	6,300	36,477
Beasley Broadcasting Group, Inc. - Class A	2,900	26,390
Black Box Corp.	4,900	119,266
Blucora, Inc.*, 1	5,700	112,233
CafePress, Inc.*	4,100	24,887
Calix, Inc.*, 1	16,100	135,723
Cbeyond, Inc.*, 1	11,500	83,375
Central European Media Enterprises Ltd. - Class A*, 1	8,400	24,696

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
ClearOne, Inc.*, 1	3,000	$30,750
Communications Systems, Inc.1	1,900	24,453
Comtech Telecommunications Corp.	3,826	121,896
Courier Corp.1	3,600	55,440
Demand Media, Inc.*, 1	22,150	107,428
EarthLink Holdings Corp.1	31,500	113,715
Entercom Communications Corp. - Class A*, 1	11,100	111,777
ePlus, Inc.*	2,500	139,400
EW Scripps Co. - Class A*, 1	11,300	200,236
FAB Universal Corp.*, 1,2	8,400	6,468
FTD Cos., Inc.*	3,946	125,522
Global Sources Ltd.*, 1	13,567	121,560
Gray Television, Inc. - Class A*	4,881	41,391
Harmonic, Inc.*	27,200	194,208
Harte-Hanks, Inc.	12,968	114,637
Hawaiian Telcom Holdco, Inc.*, 1	2,300	65,527
ID Systems, Inc.*	1,600	9,088
Inteliquent, Inc.	2,868	41,672
Internap Network Services Corp.*	15,800	111,864
Intralinks Holdings, Inc.*, 1	11,800	120,714
Iridium Communications, Inc.*, 1	25,400	190,754
Journal Communications, Inc. - Class A*, 1	11,500	101,890
KVH Industries, Inc.*, 1	6,100	80,276
Limelight Networks, Inc.*, 1	38,959	84,931
Local Corp.*, 1	5,000	9,600
Martha Stewart Living Omnimedia, Inc. - Class A*, 1	6,000	27,180
MeetMe, Inc.*, 1	15,000	48,900
ModusLink Global Solutions, Inc.*, 1	14,200	60,066
NeoPhotonics Corp.*, 1	7,700	61,061
NETGEAR, Inc.*, 1	8,900	300,197
Novatel Wireless, Inc.*	8,700	15,312
Oclaro, Inc.*	36,950	114,545
Oplink Communications, Inc.*, 1	6,440	115,662
PC-Tel, Inc.1	4,454	38,883
Perficient, Inc.*, 1	5,500	99,660
Polycom, Inc.*, 1	41,800	573,496
Preformed Line Products Co.1	2,000	137,100
Premiere Global Services, Inc.*, 1	12,811	154,501
QuinStreet, Inc.*, 1	10,800	71,712
Radio One, Inc. - Class A*	5,841	28,037
Radio One, Inc. - Class D*	12,878	61,042
RealNetworks, Inc.*, 1	9,500	72,010
RLJ Entertainment, Inc.*	6,000	26,760
Salem Communications Corp. - Class A	4,821	48,162
Scholastic Corp.1	8,500	293,080

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
ShoreTel, Inc.*, 1	15,000	$129,000
Sizmek, Inc.*, 1	8,800	93,544
support.com, Inc.*, 1	20,000	51,000
Synacor, Inc.*, 1	10,000	24,700
TeleCommunication Systems, Inc. - Class A*, 1	22,103	50,837
Telenav, Inc.*	9,111	54,302
TheStreet, Inc.1	6,402	16,773
United Online, Inc.	2,818	32,576
UniTek Global Services, Inc.*	3,930	7,153
USA Mobility, Inc.	5,300	96,301
Voltari Corp.*, 1	668	2,391
Vonage Holdings Corp.*, 1	26,300	112,301
Wireless Telecom Group, Inc.*	8,178	22,735
		7,022,076
CONSUMER, CYCLICAL – 13.5%
Abercrombie & Fitch Co. - Class A1	18,500	712,250
Aeropostale, Inc.*, 1	21,000	105,420
Ambassadors Group, Inc.	3,400	13,464
America's Car-Mart, Inc.*, 1	1,700	62,424
AMREP Corp.*, 1	5,700	36,024
Ark Restaurants Corp.	900	19,809
Barnes & Noble, Inc.*, 1	7,400	154,660
Bassett Furniture Industries, Inc.1	2,850	42,322
Beazer Homes USA, Inc.*, 1	3,700	74,296
bebe stores, Inc.	19,000	116,280
Biglari Holdings, Inc.*	179	87,261
BJ's Restaurants, Inc.*, 1	7,500	245,325
Black Diamond, Inc.*, 1	8,600	105,178
Body Central Corp.*, 1	4,750	5,082
Brown Shoe Co., Inc.1	6,700	177,818
Build-A-Bear Workshop, Inc.*	6,171	59,427
Callaway Golf Co.1	17,000	173,740
Carrols Restaurant Group, Inc.*	8,276	59,339
Cash America International, Inc.1	8,100	313,632
Cato Corp. - Class A	4,500	121,680
Century Casinos, Inc.*	11,000	78,870
Children's Place Retail Stores, Inc.1	400	19,924
Churchill Downs, Inc.1	1,160	105,908
Citi Trends, Inc.*, 1	4,100	66,789
Columbia Sportswear Co.1	7,900	652,935
Compx International, Inc.1	1,794	18,353
Cooper-Standard Holding, Inc.*	300	21,195
Core-Mark Holding Co., Inc.1	2,500	181,500
Crocs, Inc.*	21,762	339,487
Crown Crafts, Inc.1	2,560	20,378
dELiA*s, Inc.*, 1	18,000	15,120

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Delta Apparel, Inc.*, 1	3,000	$49,080
Destination XL Group, Inc.*, 1	17,600	99,264
Dover Downs Gaming & Entertainment, Inc.*	20,900	32,186
Dover Motorsports, Inc.	8,000	20,000
Emerson Radio Corp.*	19,000	39,520
Escalade, Inc.	4,700	62,980
Ezcorp, Inc. - Class A*	15,500	167,245
Federal-Mogul Corp.*, 1	16,686	312,195
Finish Line, Inc. - Class A	8,000	216,720
Flexsteel Industries, Inc.1	1,872	70,425
Fred's, Inc. - Class A1	8,900	160,289
Frisch's Restaurants, Inc.1	1,600	37,872
Fuel Systems Solutions, Inc.*, 1	8,784	94,516
Full House Resorts, Inc.*	7,900	17,143
G&K Services, Inc. - Class A1	1,700	103,989
Gaiam, Inc. - Class A*, 1	4,600	33,350
Gaming Partners International Corp.*	2,500	23,075
Genesco, Inc.*, 1	4,600	343,022
Group 1 Automotive, Inc.1	6,800	446,488
Haverty Furniture Cos., Inc.1	2,600	77,220
Hawaiian Holdings, Inc.*, 1	13,400	187,064
hhgregg, Inc.*, 1	7,500	72,075
Hooker Furniture Corp.1	3,600	56,376
Iconix Brand Group, Inc.*, 1	12,600	494,802
International Speedway Corp. - Class A	2,600	88,374
Isle of Capri Casinos, Inc.*	4,570	35,052
JAKKS Pacific, Inc.1	7,500	54,150
JetBlue Airways Corp.*, 1	64,000	556,160
Joe's Jeans, Inc.*	31,722	38,066
Johnson Outdoors, Inc. - Class A1	2,600	66,092
Jones Group, Inc.1	17,900	267,963
Jos A Bank Clothiers, Inc.*	6,900	443,670
Kimball International, Inc. - Class B1	7,000	126,770
Kirkland's, Inc.*	3,500	64,715
Lakes Entertainment, Inc.*	1,800	9,000
LeapFrog Enterprises, Inc.*, 1	10,100	75,750
Life Time Fitness, Inc.*, 1	9,400	452,140
Lifetime Brands, Inc.1	3,700	66,082
Luby's, Inc.*, 1	5,100	31,416
M/I Homes, Inc.*, 1	6,000	134,520
Marcus Corp.	7,100	118,570
MarineMax, Inc.*, 1	7,500	113,925
Marriott Vacations Worldwide Corp.*	7,900	441,689
MDC Holdings, Inc.1	13,000	367,640
Men's Wearhouse, Inc.1	9,300	455,514
Meritage Homes Corp.*	9,000	376,920

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Miller Industries, Inc.1	2,400	$46,872
Modine Manufacturing Co.*, 1	7,704	112,863
Monarch Casino & Resort, Inc.*	5,100	94,503
Office Depot, Inc.*	61,545	254,181
Pantry, Inc.*, 1	7,801	119,667
PC Connection, Inc.	6,600	134,112
PCM, Inc.*	3,600	35,208
Pep Boys-Manny Moe & Jack*, 1	15,140	192,581
Perfumania Holdings, Inc.*	3,800	25,726
Perry Ellis International, Inc.*, 1	6,600	90,684
Quiksilver, Inc.*, 1	17,000	127,670
RadioShack Corp.*, 1	20,000	42,400
Reading International, Inc. - Class A*, 1	10,000	73,300
Red Lion Hotels Corp.*, 1	10,300	60,049
Regis Corp.1	12,200	167,140
Remy International, Inc.1	6,300	148,806
Republic Airways Holdings, Inc.*	14,200	129,788
RG Barry Corp.	3,000	56,640
Rick's Cabaret International, Inc.*, 1	4,100	46,207
Rocky Brands, Inc.1	2,800	40,292
Roundy's, Inc.	7,800	53,664
Ruby Tuesday, Inc.*, 1	15,000	84,150
Rush Enterprises, Inc. - Class A*, 1	6,890	223,787
Rush Enterprises, Inc. - Class B*	2,580	72,808
Ryland Group, Inc.1	11,400	455,202
ScanSource, Inc.*	7,300	297,621
Sears Hometown and Outlet Stores, Inc.*, 1	4,771	112,834
Shoe Carnival, Inc.	5,892	135,752
Skechers U.S.A., Inc. - Class A*, 1	10,100	369,054
Skullcandy, Inc.*, 1	6,500	59,670
Skyline Corp.*	1,000	6,050
SkyWest, Inc.	15,800	201,608
Spartan Motors, Inc.	12,800	65,792
Speedway Motorsports, Inc.	9,419	176,418
Stage Stores, Inc.1	7,500	183,375
Standard Motor Products, Inc.	700	25,039
Stanley Furniture Co., Inc.*, 1	10,355	28,373
Strattec Security Corp.	700	50,561
Superior Industries International, Inc.	7,900	161,871
Superior Uniform Group, Inc.	1,120	16,430
Supreme Industries, Inc. - Class A*	4,500	34,695
Systemax, Inc.*, 1	7,329	109,275
Tandy Leather Factory, Inc.*	2,176	21,020
Titan International, Inc.1	15,100	286,749
Titan Machinery, Inc.*, 1	4,900	76,783
Trans World Entertainment Corp.1	9,000	32,670
Unifi, Inc.*, 1	5,697	131,430

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
UniFirst Corp.	3,700	$406,778
United Stationers, Inc.1	7,400	303,918
Universal Electronics, Inc.*	3,087	118,510
VOXX International Corp.*, 1	9,000	123,120
Wendy's Co.1	37,900	345,648
Wesco Aircraft Holdings, Inc.*, 1	11,800	259,718
West Marine, Inc.*, 1	7,200	81,864
Weyco Group, Inc.1	4,500	121,590
		19,039,480
CONSUMER, NON-CYCLICAL – 15.1%
Aaron's, Inc.1	17,000	514,080
ABM Industries, Inc.1	14,000	402,360
ACCO Brands Corp.*, 1	34,000	209,440
Addus HomeCare Corp.*	1,500	34,575
Affymetrix, Inc.*, 1	17,000	121,210
Albany Molecular Research, Inc.*, 1	10,600	197,054
Alere, Inc.*, 1	10,000	343,500
Alico, Inc.	210	7,917
Alliance One International, Inc.*	26,000	75,920
Almost Family, Inc.*, 1	3,200	73,920
Alphatec Holdings, Inc.*, 1	36,090	54,135
Amedisys, Inc.*, 1	6,900	102,741
Amsurg Corp.*, 1	8,400	395,472
Andersons, Inc.1	4,800	284,352
AngioDynamics, Inc.*, 1	11,400	179,550
Apollo Education Group, Inc.*, 1	20,300	695,072
BioScrip, Inc.*, 1	19,500	136,110
Boulder Brands, Inc.*, 1	10,500	185,010
Bridgepoint Education, Inc.*, 1	12,800	190,592
Career Education Corp.*	19,000	141,740
CBIZ, Inc.*, 1	15,200	139,232
CDI Corp.	7,700	132,055
Central Garden and Pet Co.*	6,162	50,097
Central Garden and Pet Co. - Class A*, 1	11,800	97,586
Chiquita Brands International, Inc.*, 1	14,100	175,545
Columbia Laboratories, Inc.*	7,500	54,150
CONMED Corp.1	6,700	291,115
Convergys Corp.1	24,100	528,031
Corinthian Colleges, Inc.*, 1	41,900	57,822
CRA International, Inc.*, 1	2,800	61,516
Cross Country Healthcare, Inc.*, 1	10,700	86,349
CryoLife, Inc.1	8,000	79,680
CSS Industries, Inc.1	2,300	62,100
Cumberland Pharmaceuticals, Inc.*	5,000	22,500
Cutera, Inc.*, 1	7,000	78,330
Dean Foods Co.	25,500	394,230
DeVry Education Group, Inc.1	15,900	674,001

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Edgewater Technology, Inc.*	5,000	$35,750
Electro Rent Corp.	6,300	110,817
Ennis, Inc.1	10,200	169,014
Essex Rental Corp.*, 1	12,000	35,520
Exactech, Inc.*, 1	3,100	69,936
Five Star Quality Care, Inc.*	18,200	88,452
Fresh Del Monte Produce, Inc.1	14,000	385,980
FTI Consulting, Inc.*, 1	11,000	366,740
Great Lakes Dredge & Dock Corp.*, 1	11,400	104,082
Greatbatch, Inc.*	5,600	257,152
Green Dot Corp. - Class A*	5,400	105,462
Hackett Group, Inc.1	10,600	63,388
Harvard Apparatus Regenerative Technology, Inc.*	1,350	12,245
Harvard Bioscience, Inc.*, 1	5,400	25,596
Health Net, Inc.*	17,861	607,453
Healthways, Inc.*, 1	9,800	167,972
Heidrick & Struggles International, Inc.1	4,000	80,280
Helen of Troy Ltd.*, 1	6,400	443,072
Heska Corp.*, 1	600	6,324
Hill International, Inc.*	10,100	55,550
Hudson Global, Inc.*	10,964	41,444
ICF International, Inc.*, 1	4,898	194,989
ICU Medical, Inc.*	2,700	161,676
Impax Laboratories, Inc.*	17,200	454,424
Information Services Group, Inc.*	14,500	71,195
InfuSystems Holdings, Inc.*, 1	11,676	32,576
Ingles Markets, Inc. - Class A1	4,000	95,280
Intersections, Inc.1	5,490	32,391
Invacare Corp.	7,400	141,118
John B Sanfilippo & Son, Inc.	3,168	72,927
K12, Inc.*, 1	10,000	226,500
Kelly Services, Inc. - Class A1	9,800	232,554
Kindred Healthcare, Inc.	14,300	334,906
Korn/Ferry International*, 1	12,500	372,125
LeMaitre Vascular, Inc.	6,639	53,577
LHC Group, Inc.*, 1	5,100	112,506
LifePoint Hospitals, Inc.*, 1	10,800	589,140
Lincoln Educational Services Corp.1	9,800	36,946
Magellan Health Services, Inc.*	7,500	445,125
Matthews International Corp. - Class A	3,600	146,916
Medical Action Industries, Inc.*, 1	8,900	62,033
Merit Medical Systems, Inc.*, 1	11,500	164,450
MGP Ingredients, Inc.1	5,046	34,060
Molina Healthcare, Inc.*, 1	10,900	409,404
Monster Worldwide, Inc.*	27,000	201,960

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Multi-Color Corp.1	2,000	$70,000
National American University Holdings, Inc.1	10,000	38,900
National Healthcare Corp.	3,500	195,195
Natural Alternatives International, Inc.*, 1	389	2,112
Natus Medical, Inc.*	7,900	203,820
Navigant Consulting, Inc.*	12,700	236,982
Newtek Business Services, Inc.*, 1	13,713	39,493
Nutraceutical International Corp.*	3,951	102,686
Omega Protein Corp.*	7,900	95,353
PDI, Inc.*, 1	6,400	29,312
Perceptron, Inc.	2,700	32,751
Pernix Therapeutics Holdings*, 1	15,426	82,529
PharMerica Corp.*	7,300	204,254
PHH Corp.*, 1	16,300	421,192
PhotoMedex, Inc.*, 1	7,700	121,891
Post Holdings, Inc.*	7,200	396,864
PRGX Global, Inc.*	9,618	66,653
Primo Water Corp.*, 1	8,500	33,065
QC Holdings, Inc.1	3,900	9,087
Quad/Graphics, Inc.	7,100	166,495
RCM Technologies, Inc.*	4,100	27,593
Rent-A-Center, Inc.1	13,700	364,420
Resources Connection, Inc.	11,998	169,052
RPX Corp.*, 1	14,500	236,060
RTI Surgical, Inc.*, 1	13,300	54,264
S&W Seed Co.*, 1	5,000	37,050
Sciclone Pharmaceuticals, Inc.*, 1	18,632	84,776
Select Medical Holdings Corp.	31,749	395,275
Seneca Foods Corp. - Class A*, 1	3,400	107,032
Skilled Healthcare Group, Inc. - Class A*	9,400	49,538
Span-America Medical Systems, Inc.	142	3,282
Spartan Stores, Inc.1	8,580	199,142
Spectrum Pharmaceuticals, Inc.*, 1	8,000	62,720
StarTek, Inc.*, 1	5,710	39,342
Summer Infant, Inc.*	8,726	18,237
Symmetry Medical, Inc.*, 1	8,800	88,528
Synergetics USA, Inc.*, 1	6,691	20,408
Triple-S Management Corp. - Class B*, 1	8,800	142,032
Universal American Corp.1	24,400	172,508
Universal Corp.1	6,600	368,874
Universal Technical Institute, Inc.	1,650	21,367
VCA Antech, Inc.*	8,556	275,760
Viad Corp.1	5,698	136,980
Village Super Market, Inc. - Class A	3,549	93,694
Weis Markets, Inc.1	7,152	352,236
		21,308,900

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
DIVERSIFIED – 0.3%
Harbinger Group, Inc.*	36,500	$446,395

ENERGY – 8.4%
Adams Resources & Energy, Inc.1	1,178	68,230
Alon USA Energy, Inc.1	19,300	288,342
Alpha Natural Resources, Inc.*, 1	59,000	250,750
Apco Oil and Gas International, Inc.*, 1	1,700	24,565
Approach Resources, Inc.*	10,100	211,191
Arch Coal, Inc.1	47,700	229,914
Basic Energy Services, Inc.*, 1	10,766	295,096
Bill Barrett Corp.*, 1	11,100	284,160
BioFuel Energy Corp.*, 1	1,000	7,300
C&J Energy Services, Inc.*, 1	15,334	447,139
Cal Dive International, Inc.*, 1	26,000	44,200
Callon Petroleum Co.*, 1	13,500	112,995
Carrizo Oil & Gas, Inc.*, 1	6,000	320,760
Clayton Williams Energy, Inc.*	1,800	203,418
Cloud Peak Energy, Inc.*	15,900	336,126
Comstock Resources, Inc.1	11,900	271,915
Contango Oil & Gas Co.*	4,100	195,734
Dawson Geophysical Co.1	1,800	50,418
Delek U.S. Holdings, Inc.1	16,600	482,064
Double Eagle Petroleum Co.*	990	2,831
Energy XXI Bermuda Ltd.1	19,500	459,615
EPL Oil & Gas, Inc.*, 1	11,600	447,760
Exterran Holdings, Inc.1	16,000	702,080
Forbes Energy Services Ltd.*, 1	11,800	46,610
FutureFuel Corp.	6,600	133,980
Green Plains Renewable Energy, Inc.1	6,900	206,724
Gulf Island Fabrication, Inc.	3,600	77,796
Halcon Resources Corp.*, 1	53,300	230,789
Hallador Energy Co.	8,656	74,009
Harvest Natural Resources, Inc.*, 1	12,148	45,677
Hercules Offshore, Inc.*, 1	47,200	216,648
Hornbeck Offshore Services, Inc.*, 1	8,200	342,842
James River Coal Co.*, 1	6,000	4,499
Key Energy Services, Inc.*	42,900	396,396
Matrix Service Co.*	7,800	263,484
Mitcham Industries, Inc.*	3,100	43,214
Natural Gas Services Group, Inc.*	3,441	103,712
Newpark Resources, Inc.*, 1	25,900	296,555
Northern Oil and Gas, Inc.*, 1	14,600	213,452
Parker Drilling Co.*	33,000	233,970
Penn Virginia Corp.*, 1	19,600	342,804
Pioneer Energy Services Corp.*	13,400	173,530
Renewable Energy Group, Inc.*, 1	12,100	144,958
Resolute Energy Corp.*, 1	5,300	38,160

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
REX American Resources Corp.*, 1	2,818	$160,767
Rex Energy Corp.*	4,800	89,808
Saratoga Resources, Inc.*, 1	13,725	18,529
SEACOR Holdings, Inc.*, 1	5,100	440,742
Stone Energy Corp.*, 1	12,000	503,640
Swift Energy Co.*, 1	12,200	131,272
TETRA Technologies, Inc.*, 1	21,800	279,040
TGC Industries, Inc.*	8,800	52,360
U.S. Energy Corp. Wyoming*	7,000	33,320
Vantage Drilling Co.*, 1	96,000	164,160
W&T Offshore, Inc.1	18,710	323,870
Walter Energy, Inc.1	12,300	92,988
Warren Resources, Inc.*, 1	27,000	129,600
Willbros Group, Inc.*	8,500	107,270
		11,893,778
FINANCIAL – 27.8%
1st Century Bancshares, Inc.*	2,000	15,840
1st Constitution Bancorp*	100	1,032
1st Source Corp.1	5,200	166,868
Access National Corp.1	771	12,498
ACNB Corp.1	1,200	22,200
American Equity Investment Life Holding Co.1	18,700	441,694
American Independence Corp.*, 1	1,276	13,730
American National Bankshares, Inc.	3,266	76,816
American National Insurance Co.1	3,100	350,455
American Realty Investors, Inc.*, 1	5,028	47,464
American River Bankshares*	1,300	11,999
Ameris Bancorp*, 1	2,000	46,600
AMERISAFE, Inc.	3,688	161,940
AmeriServ Financial, Inc.	12,400	47,740
Ames National Corp.1	500	11,020
AmTrust Financial Services, Inc.1	2,176	81,839
Argo Group International Holdings Ltd.1	6,600	302,940
Arrow Financial Corp.1	1,428	37,756
Aspen Insurance Holdings Ltd.	9,000	357,300
Asta Funding, Inc.*	5,000	41,350
Astoria Financial Corp.	25,300	349,646
Baldwin & Lyons, Inc. - Class B1	3,500	92,015
Banc of California, Inc.	2,602	31,927
BancFirst Corp.	1,192	67,503
Bancorp of New Jersey, Inc.	1,100	15,092
Bancorp, Inc.*	6,500	122,265
BancorpSouth, Inc.1	17,600	439,296
Bank Mutual Corp.1	2,300	14,582
Bank of Commerce Holdings	4,000	26,920
Bank of Kentucky Financial Corp.	380	14,265

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bank of Marin Bancorp1	250	$11,255
Banner Corp.1	4,164	171,598
Bar Harbor Bankshares	200	7,670
Baylake Corp.1	4,409	55,906
BBCN Bancorp, Inc.	16,900	289,666
BCB Bancorp, Inc.	1,100	14,388
Berkshire Hills Bancorp, Inc.	5,216	134,990
BNC Bancorp1	2,700	46,791
Boston Private Financial Holdings, Inc.1	17,300	234,069
Bridge Bancorp, Inc.	1,000	26,710
Bridge Capital Holdings*, 1	1,535	36,472
Brookline Bancorp, Inc.1	14,400	135,648
Bryn Mawr Bank Corp.	1,077	30,942
C&F Financial Corp.1	500	16,570
Calamos Asset Management, Inc. - Class A1	6,000	77,580
California First National Bancorp1	1,600	24,560
Camden National Corp.1	681	28,057
Cape Bancorp, Inc.	2,500	27,500
Capital Bank Financial Corp. - Class A*, 1	6,722	168,789
Capital City Bank Group, Inc.1	2,900	38,512
Capitol Federal Financial, Inc.1	41,000	514,550
Cardinal Financial Corp.1	8,000	142,640
Cascade Bancorp*, 1	6,786	38,002
Cathay General Bancorp1	14,300	360,217
Center Bancorp, Inc.1	3,000	57,000
Centerstate Banks, Inc.	3,800	41,496
Central Pacific Financial Corp.	10,400	210,080
Central Valley Community Bancorp1	1,060	12,201
Century Bancorp, Inc. - Class A	815	27,800
Chemical Financial Corp.1	5,800	188,210
Chemung Financial Corp.1	134	3,634
Cheviot Financial Corp.1	3,900	40,287
Citizens & Northern Corp.	1,200	23,652
Citizens, Inc.*, 1	11,870	87,838
City Holding Co.1	3,499	156,965
CNB Financial Corp.	930	16,442
CoBiz Financial, Inc.	12,000	138,240
Codorus Valley Bancorp, Inc.1	535	11,208
Colony Bankcorp, Inc.*	3,800	22,838
Columbia Banking System, Inc.1	6,569	187,348
Commercial National Financial Corp.	190	3,914
Community Bank Shares of Indiana, Inc.	571	12,848
Community Bank System, Inc.1	4,700	183,394
Community Bankers Trust Corp.*	3,286	13,292
Community Financial Corp.	100	2,125
Community Trust Bancorp, Inc.	1,800	74,664
Community West Bancshares*	300	2,085

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Consumer Portfolio Services, Inc.*	3,600	$24,624
Cowen Group, Inc. - Class A*, 1	33,000	145,530
Crawford & Co. - Class A	2,800	26,152
Customers Bancorp, Inc.*	4,400	91,828
CVB Financial Corp.1	12,600	200,340
DFC Global Corp.*, 1	10,400	91,832
Dime Community Bancshares, Inc.1	9,500	161,310
Donegal Group, Inc. - Class A1	5,331	77,726
Doral Financial Corp.*, 1	2,300	19,964
Eagle Bancorp, Inc.*, 1	2,337	84,366
Eastern Virginia Bankshares, Inc.*	6,900	44,505
EMC Insurance Group, Inc.	4,633	164,610
Employers Holdings, Inc.1	9,600	194,208
Encore Capital Group, Inc.*, 1	3,900	178,230
Endurance Specialty Holdings Ltd.	8,100	436,023
Enstar Group Ltd.*	1,800	245,358
Enterprise Bancorp, Inc.1	1,000	20,340
Enterprise Financial Services Corp.1	3,100	62,217
ESB Financial Corp.1	1,985	25,944
ESSA Bancorp, Inc.1	5,601	60,883
Evans Bancorp, Inc.	200	4,500
EverBank Financial Corp.	21,480	423,800
Farmers Capital Bank Corp.*	1,800	40,428
Farmers National Banc Corp.1	3,500	26,880
FBL Financial Group, Inc. - Class A1	5,035	218,116
FBR & Co.*	3,200	82,656
Federal Agricultural Mortgage Corp. - Class C1	2,648	88,046
Federated National Holding Co.	2,050	37,556
Fidelity Southern Corp.	4,207	58,772
Financial Institutions, Inc.1	2,430	55,939
First Acceptance Corp.*	7,179	17,876
First Bancorp, Inc.1	870	14,181
First BanCorp/Puerto Rico*	22,200	120,768
First Bancorp/Troy NC	2,400	45,600
First Bancshares, Inc.1	236	3,420
First Busey Corp.1	20,896	121,197
First Business Financial Services, Inc.	606	28,591
First Capital Bancorp, Inc.*	2,400	10,080
First Citizens Banc Corp.	2,440	22,302
First Citizens BancShares, Inc. - Class A	1,300	312,975
First Clover Leaf Financial Corp.	2,500	23,625
First Commonwealth Financial Corp.1	18,320	165,613
First Community Bancshares, Inc.1	5,202	85,105
First Community Corp.	700	7,826
First Defiance Financial Corp.1	1,700	46,104
First Financial Bancorp1	14,000	251,720

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Financial Corp.1	2,511	$84,570
First Financial Holdings, Inc.	3,755	235,138
First Financial Northwest, Inc.	5,000	50,750
First Internet Bancorp	1,478	33,654
First Interstate Bancsystem, Inc.	6,500	183,430
First Marblehead Corp.*, 1	5,400	32,616
First Merchants Corp.	9,308	201,425
First Midwest Bancorp, Inc.1	20,500	350,140
First of Long Island Corp.1	900	36,549
First South Bancorp, Inc./Washington NC	500	4,345
First United Corp.*	2,495	18,862
Firstbank Corp./Alma MI	730	13,629
Flagstar Bancorp, Inc.*, 1	11,700	259,974
Flushing Financial Corp.1	7,100	149,597
FNB Corp.1	27,855	373,257
Forestar Group, Inc.*, 1	10,000	178,000
Fortegra Financial Corp.*	7,800	54,834
Franklin Financial Corp.*, 1	600	11,736
FS Bancorp, Inc.	100	1,640
Fulton Financial Corp.	22,178	278,999
Gain Capital Holdings, Inc.1	10,000	108,100
German American Bancorp, Inc.	710	20,512
GFI Group, Inc.1	21,100	74,905
Great Southern Bancorp, Inc.1	1,300	39,039
Greenlight Capital Re Ltd. - Class A*, 1	6,700	219,760
Guaranty Bancorp1	3,000	42,750
Guaranty Federal Bancshares, Inc.*	153	1,961
Hallmark Financial Services, Inc.*	6,399	53,176
Hanmi Financial Corp.1	7,400	172,420
Hanover Insurance Group, Inc.	7,000	430,080
Hawthorn Bancshares, Inc.1	400	5,356
Heartland Financial USA, Inc.1	1,700	45,883
Heritage Commerce Corp.1	2,639	21,270
Heritage Financial Corp.1	4,700	79,524
Heritage Financial Group, Inc.	1,700	33,405
Heritage Oaks Bancorp*, 1	2,870	23,190
HF Financial Corp.	650	8,710
Hilltop Holdings, Inc.*	14,600	347,334
Hingham Institution for Savings1	371	29,124
HMN Financial, Inc.*	1,720	16,942
Home Bancorp, Inc.*, 1	1,220	25,608
HomeStreet, Inc.1	4,300	84,065
HopFed Bancorp, Inc.	2,574	30,039
Horace Mann Educators Corp.	11,500	333,500
Horizon Bancorp1	1,500	33,420
Hudson Valley Holding Corp.1	1,288	24,536
Iberiabank Corp.1	2,900	203,435

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
IF Bancorp, Inc.1	200	$3,258
Imperial Holdings, Inc.*, 1	11,322	65,101
Independence Holding Co.1	4,150	55,693
Independent Bank Corp.*	4,389	56,969
Independent Bank Corp./Rockland MA1	2,700	106,299
Infinity Property & Casualty Corp.1	2,800	189,364
Interactive Brokers Group, Inc. - Class A	17,000	368,390
International Bancshares Corp.1	13,500	338,580
Intervest Bancshares Corp.*, 1	7,000	52,150
INTL. FCStone, Inc.*, 1	2,395	45,050
Investment Technology Group, Inc.*	10,175	205,535
Investors Bancorp, Inc.	7,000	193,480
Investors Title Co.1	800	60,720
Janus Capital Group, Inc.1	47,800	519,586
JMP Group, Inc.1	7,500	53,325
Kansas City Life Insurance Co.1	3,404	164,073
Kemper Corp.	11,887	465,614
Lakeland Bancorp, Inc.1	9,100	102,375
Lakeland Financial Corp.1	1,400	56,308
Laporte Bancorp, Inc.1	2,015	21,762
LCNB Corp.1	800	13,840
LNB Bancorp, Inc.	1,600	18,272
Louisiana Bancorp, Inc./Metaire LA	30	583
Macatawa Bank Corp.1	4,200	21,168
Maiden Holdings Ltd.1	19,300	240,864
MainSource Financial Group, Inc.1	2,250	38,475
Manning & Napier, Inc.1	3,800	63,726
Marlin Business Services Corp.1	3,500	72,835
MB Financial, Inc.1	11,000	340,560
MBIA, Inc.*	43,900	614,161
MBT Financial Corp.*	7,000	34,440
Meadowbrook Insurance Group, Inc.1	15,300	89,199
Mercantile Bank Corp.	900	18,558
Merchants Bancshares, Inc.	310	10,109
Meta Financial Group, Inc.1	1,600	71,760
Metro Bancorp, Inc.*, 1	1,460	30,864
MicroFinancial, Inc.1	9,300	73,191
Middleburg Financial Corp.1	1,700	29,937
MidSouth Bancorp, Inc.1	2,600	43,758
MidWestOne Financial Group, Inc.1	2,100	53,004
Monarch Financial Holdings, Inc.	1,800	22,068
Montpelier Re Holdings Ltd.1	14,400	428,544
MutualFirst Financial, Inc.	1,626	30,878
NASB Financial, Inc.1	520	13,104
National Bankshares, Inc.1	800	29,208
National Interstate Corp.1	3,033	81,315
National Penn Bancshares, Inc.	17,150	179,217

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
National Western Life Insurance Co. - Class A	786	$192,177
Naugatuck Valley Financial Corp.*	300	2,259
Navigators Group, Inc.*	3,000	184,170
NBT Bancorp, Inc.1	10,600	259,276
Nelnet, Inc. - Class A	9,800	400,820
New Hampshire Thrift Bancshares, Inc.	1,286	18,994
NewBridge Bancorp*, 1	7,100	50,694
North Valley Bancorp*	1,300	31,434
Northeast Bancorp	594	5,560
Northrim BanCorp, Inc.1	800	20,552
Northwest Bancshares, Inc.1	22,100	322,660
Norwood Financial Corp.1	500	14,525
Oak Valley Bancorp	400	3,764
Ocean Shore Holding Co.	310	4,408
OceanFirst Financial Corp.1	2,400	42,456
Old Line Bancshares, Inc.	1,300	22,425
Old National Bancorp1	19,800	295,218
Old Point Financial Corp.1	861	14,594
Old Second Bancorp, Inc.*, 1	6,300	28,980
OneBeacon Insurance Group Ltd. - Class A	6,100	94,306
Oneida Financial Corp.	1,030	12,834
Oppenheimer Holdings, Inc. - Class A1	3,700	103,785
Oritani Financial Corp.1	11,352	179,475
Orrstown Financial Services, Inc.*	533	8,858
Pacific Continental Corp.1	2,900	39,904
Pacific Mercantile Bancorp*	1,800	11,178
Pacific Premier Bancorp, Inc.*, 1	1,930	31,150
PacWest Bancorp1	3,700	159,137
Palmetto Bancshares, Inc.*	400	5,636
Park National Corp.1	1,800	138,402
Park Sterling Corp.1	9,110	60,581
Parke Bancorp, Inc.*, 1	2,400	26,736
Peapack Gladstone Financial Corp.	765	16,830
Penns Woods Bancorp, Inc.	400	19,512
Peoples Bancorp of North Carolina, Inc.	300	4,680
Peoples Bancorp, Inc.1	790	19,537
Phoenix Cos., Inc.*, 1	900	46,575
PICO Holdings, Inc.*	6,000	155,940
Pinnacle Financial Partners, Inc.	3,900	146,211
Piper Jaffray Cos.*	3,800	174,040
Platinum Underwriters Holdings Ltd.1	8,000	480,800
Preferred Bank/Los Angeles CA*, 1	3,300	85,668
Premier Financial Bancorp, Inc.	2,300	32,982
Primerica, Inc.	10,200	480,522
PrivateBancorp, Inc.	15,547	474,339
Provident Financial Holdings, Inc.	3,200	49,344

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Provident Financial Services, Inc.	12,000	$220,440
Pulaski Financial Corp.	1,490	15,720
QCR Holdings, Inc.	3,240	55,598
Renasant Corp.	4,299	124,886
Republic Bancorp, Inc. - Class A1	3,800	85,880
Republic First Bancorp, Inc.*	3,400	13,090
Riverview Bancorp, Inc.*, 1	3,648	12,440
Rockville Financial, Inc.1	5,000	67,950
S&T Bancorp, Inc.1	5,303	125,681
Safety Insurance Group, Inc.1	4,250	228,862
Sandy Spring Bancorp, Inc.1	4,031	100,694
Seacoast Banking Corp. of Florida*, 1	7,875	86,625
Security National Financial Corp. - Class A*, 1	5,565	22,594
Selective Insurance Group, Inc.	15,000	349,800
Severn Bancorp, Inc.*	4,200	18,963
Shore Bancshares, Inc.*, 1	3,600	34,236
Sierra Bancorp1	1,700	27,064
Simmons First National Corp. - Class A1	2,002	74,615
Simplicity Bancorp, Inc.1	1,400	24,640
Southern First Bancshares, Inc.*	2,000	27,740
Southern National Bancorp of Virginia, Inc.1	1,800	18,342
Southside Bancshares, Inc.	1,575	49,423
Southwest Bancorp, Inc.	5,000	88,300
StanCorp Financial Group, Inc.1	6,000	400,800
State Auto Financial Corp.1	5,500	117,205
State Bank Financial Corp.1	7,600	134,444
Sterling Bancorp1	8,961	113,446
Sterling Financial Corp.	12,600	419,958
Stewart Information Services Corp.1	6,600	231,858
Stifel Financial Corp.*, 1	5,050	251,288
Stratus Properties, Inc.*	3,300	58,410
Suffolk Bancorp*, 1	1,200	26,760
Summit Financial Group, Inc.*	1,501	15,010
Summit State Bank1	1,540	16,848
Susquehanna Bancshares, Inc.	46,200	526,218
SWS Group, Inc.*	9,200	68,816
SY Bancorp, Inc.1	1,300	41,132
Symetra Financial Corp.	29,200	578,744
Synovus Financial Corp.	61,800	209,502
Taylor Capital Group, Inc.*, 1	2,400	57,408
TCF Financial Corp.	8,400	139,944
Teche Holding Co.	836	66,044
Territorial Bancorp, Inc.1	1,100	23,760
Texas Capital Bancshares, Inc.*, 1	6,200	402,628
Timberland Bancorp, Inc.	1,378	14,745
Tompkins Financial Corp.	3,029	148,300

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Tower Financial Corp.	300	$7,449
TowneBank/Portsmouth VA1	9,275	143,855
Transcontinental Realty Investors, Inc.*, 1	1,100	15,862
Trico Bancshares1	1,900	49,267
TrustCo Bank Corp. NY1	21,500	151,360
Trustmark Corp.1	12,100	306,735
Two River Bancorp	5,000	39,950
Umpqua Holdings Corp.1	20,800	387,712
Union First Market Bankshares Corp.	8,529	216,807
United Bancshares, Inc.	258	4,051
United Bankshares, Inc.1	6,359	194,713
United Community Bancorp	695	7,923
United Community Banks, Inc.*, 1	5,600	108,696
United Community Financial Corp.*	19,760	77,459
United Financial Bancorp, Inc.1	1,700	31,263
United Fire Group, Inc.1	5,800	176,030
United Insurance Holdings Corp.	4,506	65,833
United Security Bancshares, Inc.*	500	4,270
United Security Bancshares/Fresno CA*, 1	4,394	24,387
Unity Bancorp, Inc.	650	5,194
Universal Insurance Holdings, Inc.	6,300	80,010
Univest Corp. of Pennsylvania1	1,800	36,936
Valley National Bancorp1	46,000	478,860
ViewPoint Financial Group, Inc.	4,700	135,595
Walker & Dunlop, Inc.*, 1	7,593	124,146
Walter Investment Management Corp.*, 1	11,050	329,621
Washington Banking Co.1	3,000	53,340
Washington Federal, Inc.	12,500	291,250
Washington Trust Bancorp, Inc.1	1,600	59,952
WashingtonFirst Bankshares, Inc.	200	2,928
Waterstone Financial, Inc.*	3,324	34,536
Webster Financial Corp.	9,400	291,964
WesBanco, Inc.	5,900	187,797
West Bancorporation, Inc.1	4,020	61,064
Western Alliance Bancorp*	9,000	221,400
Westfield Financial, Inc.1	6,000	44,700
Wilshire Bancorp, Inc.	12,200	135,420
Wintrust Financial Corp.1	7,500	364,950
WSFS Financial Corp.1	800	57,144
Xenith Bankshares, Inc.*	5,700	33,972
Yadkin Financial Corp.*, 1	2,445	52,347
		39,098,887
INDUSTRIAL – 16.9%
AAR Corp.1	12,300	319,185
Advanced Energy Industries, Inc.*	5,300	129,850
Aegion Corp.*, 1	11,989	303,442
Air Transport Services Group, Inc.*	20,700	162,495

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Alamo Group, Inc.	2,800	$152,124
Albany International Corp. - Class A	2,500	88,850
Allied Motion Technologies, Inc.	2,606	30,204
AM Castle & Co.*, 1	7,100	104,299
Ameresco, Inc. - Class A*, 1	6,622	50,062
Ampco-Pittsburgh Corp.1	3,700	69,819
API Technologies Corp.*, 1	15,200	44,536
Arkansas Best Corp.	7,600	280,820
Arotech Corp.*, 1	11,700	72,774
Astec Industries, Inc.1	5,197	228,200
Atlas Air Worldwide Holdings, Inc.*, 1	6,800	239,836
AVX Corp.	30,600	403,308
Ballantyne Strong, Inc.*, 1	7,865	36,887
Barnes Group, Inc.1	9,900	380,853
Bel Fuse, Inc. - Class B1	2,480	54,312
Benchmark Electronics, Inc.*	15,200	344,280
Boise Cascade Co.*, 1	10,500	300,720
Brady Corp. - Class A1	11,800	320,370
Breeze-Eastern Corp.*, 1	697	6,886
Briggs & Stratton Corp.1	10,900	242,525
Bristow Group, Inc.1	2,700	203,904
Broadwind Energy, Inc.*, 1	5,701	69,666
CAI International, Inc.*, 1	7,800	192,426
Celadon Group, Inc.1	6,900	165,876
Checkpoint Systems, Inc.*, 1	12,152	163,080
Coherent, Inc.*, 1	2,000	130,700
Columbus McKinnon Corp.*	5,700	152,703
Comfort Systems USA, Inc.	3,500	53,340
Con-way, Inc.1	10,700	439,556
Core Molding Technologies, Inc.*	3,500	43,820
Covenant Transportation Group, Inc. - Class A*	8,442	85,264
CPI Aerostructures, Inc.*	2,200	28,600
CTS Corp.	5,600	116,928
Cubic Corp.	6,100	311,527
Curtiss-Wright Corp.1	10,700	679,878
CyberOptics Corp.*, 1	2,022	16,803
Ducommun, Inc.*	2,600	65,156
Dycom Industries, Inc.*, 1	5,600	177,016
Dynamic Materials Corp.1	4,235	80,634
Eagle Bulk Shipping, Inc.*, 1	7,900	31,521
Eastern Co.	2,600	41,938
Ecology and Environment, Inc. - Class A	950	9,101
Electro Scientific Industries, Inc.1	9,445	93,033
EMCOR Group, Inc.	2,800	131,012
Encore Wire Corp.	4,500	218,295
Engility Holdings, Inc.*, 1	4,806	216,510

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Era Group, Inc.*, 1	2,300	$67,413
Erickson Air-Crane, Inc.*, 1	3,465	66,909
ESCO Technologies, Inc.1	8,000	281,520
Esterline Technologies Corp.*	2,900	308,966
Fabrinet*, 1	7,600	157,852
FreightCar America, Inc.	4,400	102,256
Frequency Electronics, Inc.*, 1	4,000	43,240
Fuel Tech, Inc.*	3,100	15,500
GATX Corp.1	10,700	726,316
Genco Shipping & Trading Ltd.*, 1	6,500	11,440
Gencor Industries, Inc.*, 1	4,000	41,320
General Cable Corp.	14,200	363,662
General Finance Corp.*, 1	4,660	36,814
Gibraltar Industries, Inc.*, 1	8,000	150,960
Global Power Equipment Group, Inc.1	6,400	127,296
Goldfield Corp.*	8,800	19,624
GrafTech International Ltd.*, 1	37,300	407,316
Granite Construction, Inc.1	10,000	399,300
Greenbrier Cos., Inc.*, 1	7,900	360,240
Greif, Inc. - Class A	5,400	283,446
Griffon Corp.1	16,200	193,428
Gulfmark Offshore, Inc. - Class A1	3,200	143,808
Hardinge, Inc.1	4,200	60,480
Haynes International, Inc.1	3,000	162,000
Heritage-Crystal Clean, Inc.*, 1	3,200	58,016
Hudson Technologies, Inc.*, 1	11,829	33,121
Hurco Cos., Inc.1	1,902	50,745
Identive Group, Inc.*, 1	10,000	11,300
IEC Electronics Corp.*	1,180	5,286
II-VI, Inc.*, 1	17,500	270,025
Insteel Industries, Inc.	6,200	121,954
Integrated Electrical Services, Inc.*	2,800	17,388
International Shipholding Corp.1	2,458	72,364
Iteris, Inc.*	10,667	21,121
Itron, Inc.*, 1	8,700	309,198
Kadant, Inc.1	3,200	116,704
Kemet Corp.*	13,000	75,530
Key Technology, Inc.*	2,200	28,754
Knightsbridge Tankers Ltd.1	2,300	31,165
Kratos Defense & Security Solutions, Inc.*, 1	13,600	102,544
Lawson Products, Inc.*	3,546	56,984
Layne Christensen Co.*, 1	7,100	129,149
LB Foster Co. - Class A1	2,506	117,406
LMI Aerospace, Inc.*, 1	6,300	88,830
LoJack Corp.*	1,200	6,840
Louisiana-Pacific Corp.*, 1	29,750	501,883
LS Starrett Co. - Class A	2,221	35,381

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
LSB Industries, Inc.*, 1	3,046	$113,981
LSI Industries, Inc.1	5,900	48,321
Lydall, Inc.*, 1	4,388	100,354
Marten Transport Ltd.	9,100	195,832
Metalico, Inc.*, 1	30,000	48,900
Mfri, Inc.*	3,788	51,555
Moog, Inc. - Class A*, 1	4,200	275,142
Multi-Fineline Electronix, Inc.*, 1	8,100	103,680
MYR Group, Inc.*	6,100	154,452
NACCO Industries, Inc. - Class A	1,380	74,810
National Presto Industries, Inc.1	1,775	138,521
NN, Inc.	4,000	78,800
Northwest Pipe Co.*, 1	2,300	83,168
Nuverra Environmental Solutions, Inc.*, 1	6,500	131,885
Olympic Steel, Inc.1	3,400	97,580
Orbital Sciences Corp.*	16,100	449,190
Orion Energy Systems, Inc.*	4,504	32,654
Orion Marine Group, Inc.*, 1	8,000	100,560
Pacer International, Inc.*	6,020	53,939
PAM Transportation Services, Inc.*	2,839	56,439
Patriot Transportation Holding, Inc.*	1,800	64,890
Perma-Fix Environmental Services*, 1	1,208	5,895
PHI, Inc.*, 3	3,000	132,720
PHI, Inc.*	100	4,198
Pike Corp.*, 1	9,500	102,220
Plexus Corp.*, 1	9,200	368,644
PMFG, Inc.*, 1	6,500	38,805
Providence and Worcester Railroad Co.	100	1,765
Quanex Building Products Corp.	10,900	225,412
Rand Logistics, Inc.*, 1	7,200	49,680
Roadrunner Transportation Systems, Inc.*	8,373	211,335
Rofin-Sinar Technologies, Inc.*, 1	7,000	167,720
Rogers Corp.*, 1	2,000	124,840
RTI International Metals, Inc.*	7,600	211,128
Sanmina Corp.*, 1	23,500	410,075
Ship Finance International Ltd.1	22,565	405,493
SIFCO Industries, Inc.1	1,100	33,583
SL Industries, Inc.*	1,700	41,752
Sterling Construction Co., Inc.*, 1	5,200	45,084
Stoneridge, Inc.*, 1	6,200	69,626
STR Holdings, Inc.*	28,000	44,520
Synalloy Corp.	2,103	30,199
Sypris Solutions, Inc.	7,285	20,180
Tech Data Corp.*	3,500	213,360
Tecumseh Products Co. - Class A*, 1	5,200	35,880
Tecumseh Products Co. - Class B*	3,300	22,572
Teekay Tankers Ltd. - Class A1	19,900	70,446

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Tetra Tech, Inc.*	16,400	$485,276
Transcat, Inc.*, 1	1,941	18,187
TRC Cos., Inc.*, 1	6,400	42,560
Tredegar Corp.	2,100	48,321
TTM Technologies, Inc.*, 1	21,210	179,225
Tutor Perini Corp.*	14,000	401,380
Twin Disc, Inc.	1,900	50,046
UFP Technologies, Inc.*	2,600	63,336
Ultralife Corp.*	5,900	25,075
Universal Forest Products, Inc.	5,900	326,506
USA Truck, Inc.*, 1	5,361	78,914
UTi Worldwide, Inc.1	12,316	130,426
Viasystems Group, Inc.*, 1	5,200	65,104
Vicor Corp.*, 1	1,799	18,350
Vishay Intertechnology, Inc.1	33,800	502,944
Vishay Precision Group, Inc.*, 1	4,000	69,520
VSE Corp.1	1,500	79,050
Watts Water Technologies, Inc. - Class A	3,800	223,022
Willis Lease Finance Corp.*, 1	2,869	58,728
XPO Logistics, Inc.*, 1	7,600	223,516
ZAGG, Inc.*	13,300	61,446
Zygo Corp.*, 1	4,288	65,135
		23,835,570
TECHNOLOGY – 7.9%
Agilysys, Inc.*, 1	6,500	87,100
Alpha & Omega Semiconductor Ltd.*	8,700	64,032
Amkor Technology, Inc.*, 1	59,600	408,856
Amtech Systems, Inc.*	4,850	59,025
ANADIGICS, Inc.*, 1	22,500	38,250
Astro-Med, Inc.1	2,600	30,732
ATMI, Inc.*, 1	5,200	176,852
Audience, Inc.*, 1	6,800	85,000
Avid Technology, Inc.*	5,150	31,415
Axcelis Technologies, Inc.*, 1	29,500	63,425
AXT, Inc.*, 1	19,000	41,800
Brooks Automation, Inc.1	21,000	229,530
CACI International, Inc. - Class A*, 1	6,600	487,080
Cascade Microtech, Inc.*	3,230	32,623
CIBER, Inc.*, 1	21,805	99,867
Cirrus Logic, Inc.*, 1	12,300	244,401
Cohu, Inc.1	5,144	55,247
Datalink Corp.*	9,000	125,370
Digi International, Inc.*, 1	5,200	52,780
Digital River, Inc.*	10,000	174,300
Diodes, Inc.*	9,400	245,528
DSP Group, Inc.*, 1	9,800	84,672

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Echelon Corp.*, 1	8,500	$23,630
Electronics For Imaging, Inc.*	7,100	307,501
Emcore Corp.*, 1	6,400	32,320
Emulex Corp.*	28,200	208,398
Entegris, Inc.*	25,100	303,961
Entropic Communications, Inc.*, 1	23,900	97,751
Epiq Systems, Inc.1	10,300	140,389
Fairchild Semiconductor International, Inc.*	34,000	468,860
FormFactor, Inc.*, 1	17,500	111,825
Geeknet, Inc.*, 1	1,500	21,030
GSI Technology, Inc.*, 1	2,790	19,279
Hutchinson Technology, Inc.*, 1	17,329	49,041
Imation Corp.*	18,766	108,280
InnerWorkings, Inc.*, 1	18,000	137,880
Innodata, Inc.*	6,900	20,079
Insight Enterprises, Inc.*, 1	11,200	281,232
Integrated Silicon Solution, Inc.*, 1	7,400	115,070
International Rectifier Corp.*, 1	17,500	479,500
IXYS Corp.1	7,800	88,530
Key Tronic Corp.*, 1	2,600	27,092
KEYW Holding Corp.*, 1	7,504	140,400
Lexmark International, Inc. - Class A1	14,305	662,178
Majesco Entertainment Co.*	7,500	3,038
ManTech International Corp. - Class A	6,800	199,988
Maxwell Technologies, Inc.*	9,990	129,071
Mercury Systems, Inc.*, 1	8,000	105,680
NCI, Inc. - Class A*	7,200	76,536
OmniVision Technologies, Inc.*	14,000	247,800
PAR Technology Corp.*	6,600	32,274
Pericom Semiconductor Corp.*, 1	7,500	58,725
Photronics, Inc.*, 1	18,500	157,805
Planar Systems, Inc.*, 1	8,000	16,400
QLogic Corp.*	25,000	318,750
Qumu Corp.*	2,500	40,000
Radisys Corp.*, 1	14,300	51,337
Richardson Electronics Ltd./United States1	4,000	43,040
Rosetta Stone, Inc.*, 1	7,964	89,356
Rudolph Technologies, Inc.*, 1	9,900	112,959
Schawk, Inc.1	9,464	189,185
Sigma Designs, Inc.*	11,200	53,312
Spansion, Inc. - Class A*, 1	12,500	217,750
Super Micro Computer, Inc.*, 1	13,038	226,470
Sykes Enterprises, Inc.*	10,800	214,596
SYNNEX Corp.*	8,700	527,307
TriQuint Semiconductor, Inc.*, 1	32,900	440,531
Ultra Clean Holdings, Inc.*	6,300	82,845

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
VeriFone Systems, Inc.*	19,700	$666,254
Wayside Technology Group, Inc.	1,200	23,808
		11,086,928

TOTAL COMMON STOCKS
(Cost $112,472,216)		139,517,058

RIGHTS – 0.0%
COMMUNICATIONS – 0.0%
Central European Media Enterprises Ltd.*, 2	134	134

FINANCIAL – 0.0%
MBT Financial Corp.*, 2	7,000	140

TOTAL RIGHTS
(Cost $0)		274

MONEY MARKET INVESTMENTS – 33.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.03%4,5	31,970,785	31,970,785
Federated Treasury Obligations Fund, 0.01%4	1,463,850	1,463,850
Fidelity Institutional Money Market Portfolio - Class I, 0.05%4,5	13,701,765	13,701,765

TOTAL MONEY MARKET INVESTMENTS
(Cost $47,136,400)		47,136,400

TOTAL INVESTMENTS – 132.5%
(Cost $159,608,616)		186,653,732

Liabilities less other assets – (32.5)%		(45,782,101)

TOTAL NET ASSETS – 100.0%		$140,871,631

*	Non-income producing security.

1	All or a portion of shares are on loan. Total loaned securities had a fair value of $44,745,831 at March 31, 2014.

2
This security is an illiquid security and valued at its fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

3	Shares are non-voting.

4	Variable rate security; the rate shown represents the rate at March 31, 2014.

5	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $45,672,550 at March 31, 2014.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	13.6%
Insurance	7.7%
Commercial Services	6.1%
Retail	5.3%
Oil & Gas	4.3%
Electronics	3.8%
Semiconductors	3.7%
Savings & Loans	3.4%
Healthcare-Services	3.1%
Computers	3.0%
Oil & Gas Services	3.0%
Telecommunications	2.9%
Diversified Financial Services	2.8%
Transportation	2.7%
Aerospace/Defense	2.1%
Apparel	2.0%
Chemicals	1.9%
Healthcare-Products	1.8%
Food	1.7%
Engineering & Construction	1.7%
Mining	1.4%
Building Materials	1.3%
Software	1.2%
Pharmaceuticals	1.0%
Internet	1.0%
Home Builders	1.0%
Auto Parts & Equipment	1.0%
Electrical Components & Equipment	1.0%
Media	0.9%
Machinery-Diversified	0.8%
Trucking & Leasing	0.8%
Miscellaneous Manufacturing	0.8%
Metal Fabricate/Hardware	0.8%
Airlines	0.8%
Entertainment	0.7%
Coal	0.7%
Household Products/Wares	0.6%
Leisure Time	0.6%
Iron/Steel	0.6%
Distribution/Wholesale	0.6%
Environmental Control	0.6%
Agriculture	0.6%
Energy-Alternate Sources	0.5%
Home Furnishings	0.5%
Textiles	0.4%
Holding Companies-Diversified	0.3%
Lodging	0.3%
Packaging & Containers	0.2%

Security Type/Industry	Percent of Total Net Assets
Real Estate	0.2%
Forest Products & Paper	0.2%
Storage/Warehousing	0.2%
Machinery-Construction & Mining	0.2%
Advertising	0.2%
Biotechnology	0.1%
Toys/Games/Hobbies	0.1%
Hand/Machine Tools	0.1%
Housewares	0.1%
Beverages	0.0%
Office Furnishings	0.0%
Total Common Stocks	99.0%
Rights	0.0%
Money Market Investments	33.5%
Total Investments	132.5%
Liabilities less other assets	(32.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

ASSETS
Investments in securities, at value (cost $159,608,616)	$186,653,732	(1)
Receivables:
Securities sold	139,196
Fund shares issued	211,020
Dividends and interest	68,197
Securities lending income	8,816
Prepaid expenses and other assets	30,500
Total assets	187,111,461

LIABILITIES
Collateral due to broker for securities loaned	45,672,550
Payables:
Securities purchased	436,071
Fund shares redeemed	47,735
Due to Trustees	5,501
Due to Adviser	44,529
Accrued other expenses	33,444
Total liabilities	46,239,830

NET ASSETS	$140,871,631

COMPONENTS OF NET ASSETS
Paid-in-capital	$110,659,470
Accumulated net investment income in excess of distributions	94,884
Accumulated net realized gain on investments	3,072,161
Net unrealized appreciation on investments	27,045,116
NET ASSETS	$140,871,631

Shares outstanding no par value (unlimited shares authorized)	8,653,679

Net asset value, offering and redemption price per share	$16.28

(1)	Includes securities on loan of $44,745,831 (Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$686,090
Securities lending income	41,927
Interest	81
Total investment income	728,098

Expenses
Investment advisory fees	307,114
Fund accounting and administration fees and expenses	38,540
Transfer agent fees	34,193
Registration fees	25,411
Professional fees	12,979
Custody fees	12,747
Insurance fees	10,827
Shareholder reporting fees	8,763
Miscellaneous expenses	1,752

Total expenses	452,326
Expenses reimbursed	(83,789)
Net expenses	368,537
Net investment income	359,561

Net Realized and Unrealized Gain from Investments
Net realized gain on investments	3,064,881
Net change in unrealized appreciation on investments	11,250,367
Net realized and unrealized gain on investments	14,315,248

Net Increase in Net Assets from Operations	$14,674,809

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$359,561	$725,000
Net realized gain on investments	3,064,881	3,909,430
Net change in unrealized appreciation on investments	11,250,367	14,387,482
Net increase resulting from operations	14,674,809	19,021,912

Distributions to Shareholders
From net investment income	(249,988)	(664,745)
From net realized gains	(3,657,634)	(516,826)
Net decrease resulting from distributions	(3,907,622)	(1,181,571)

Capital Transactions
Proceeds from shares issued	32,168,835	52,008,585
Reinvestment of distributions	3,907,622	1,181,571
Cost of shares repurchased	(9,726,571)	(6,078,233)
Net increase resulting from capital transactions	26,349,886	47,111,923

Total increase in net assets	37,117,073	64,952,264

Net Assets
Beginning of period	103,754,558	38,802,294
End of period	$140,871,631	$103,754,558

Distributions in excess of, and, Accumulated undistributed net investment income, respectively	$94,884	$(14,689)

Capital Share Activity
Shares issued	2,050,247	3,919,397
Shares reinvested	257,082	102,034
Shares redeemed	(621,990)	(476,469)
Net increase in capital shares	1,685,339	3,544,962

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period
	Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$14.89		$11.33	$10.00
Income from Investment Operations:
Net investment income	0.04		0.16	0.05
Net realized and unrealized gain on investments	1.86		3.70	1.32
Total from investment operations	1.90		3.86	1.37

Less Distributions:
From net investment income	(0.03)		(0.16)	(0.04)
From net realized gain	(0.48)		(0.14)	—
Total distributions	(0.51)		(0.30)	(0.04)

Net asset value, end of period	$16.28		$14.89	$11.33

Total return	13.05	%(1)	34.88%	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$140,872		$103,755	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	0.74	%(2)	1.17%	2.80	%(2)
After fees reimbursed by the Adviser	0.60	%(2)	0.60%	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	0.45	%(2)	0.59%	(1.18	%)(2)
After fees reimbursed by the Adviser	0.59	%(2)	1.16%	1.02	%(2)

Portfolio turnover rate	8	%(1)	24%	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS
As of March 31, 2014 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (“the Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as March 31, 2014:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks
Basic Materials	$5,785,044	$—	$—	$5,785,044
Communications	7,015,608	6,468	—	7,022,076
Consumer, Cyclical	19,039,480	—	—	19,039,480
Consumer, Non-Cyclical	21,308,900	—	—	21,308,900
Diversified	446,395	—	—	446,395
Energy	11,893,778	—	—	11,893,778
Financial	39,098,887	—	—	39,098,887
Industrial	23,835,570	—	—	23,835,570
Technology	11,086,928	—	—	11,086,928
Rights
Communications	—	134	—	134
Financial	—	140	—	140
Money Market Investments	47,136,400	—	—	47,136,400
Total Investments in Securities	$186,646,990	$6,742	$—	$186,653,732

*
There were no Level 3 securities as of March 31, 2014. The Fund held one Level 2 security at March 31, 2014 which was previously a Level 1 security and represents the only transfer among levels. This security halted trading and the Adviser provided a fair value price in which a discount was applied to the last traded price, given the lack of marketability for the security. The Fund recognizes such transfers between levels at the end of the reporting period.

(b)
Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

The Fund incurred offering costs of $105,570, which were amortized over a one-year period from December 27, 2011 (commencement of operations) through December 27, 2012. The Fund also incurred organizational costs of $114,068 prior to the commencement of operations of the Fund which were reimbursed by the Adviser. The Fund’s offering costs and previously waived organizational costs are subject to reimbursement in accordance with the Fund’s Expense Limitation Agreement discussed in Note 3.

(c)
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years (for the Fund, since the commencement of operations), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)
Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At March 31, 2014, the value of securities loaned by the Fund was $44,745,831. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

(f)
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to reimburse the Fund so that its total annual operating expenses, including offering costs and the previously waived organizational costs, excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, do not exceed 0.60% of the Fund’s average net assets per year, through January 31, 2015.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2014 (Unaudited)

Under the terms of the Expense Limitation Agreement, at any time the expenses of the Fund, which include offering costs and the previously waived organizational costs, are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. As of March 31, 2014, reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Fund to the Adviser total $878,822, which expire as follows:

September 22, 2014	$114,068
September 30, 2015	$326,483
September 30, 2016	$354,482
September 30, 2017	$83,789

Certain officers and Trustees of the Trust are also officers of the Adviser.

4. Federal Income Tax Information

At September 30, 2013, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$110,902,480
Gross Unrealized Appreciation	$18,477,414
Gross Unrealized Depreciation	(2,675,268)
Net Unrealized Appreciation	$15,802,146

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2013 the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,262,250
Undistributed Long-term Gains	1,380,578
Tax Accumulated Earnings	3,642,828
Accumulated Capital and Other Losses	$—
Unrealized Appreciation on Investments	15,802,146
Total Accumulated Earnings (Deficit)	$19,444,974

The tax character of distributions paid during the year ended September 30, 2013 and fiscal period ended September 30, 2012 were as follows:

	September 30, 2013	September 30, 2012
Distributions Paid From:
Ordinary Income	$1,181,571	$109,928
Long-term Capital Gains	—	—
Total Distributions	$1,181,571	$109,928

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2014 (Unaudited)

5. Investment Transactions

For the six months ended March 31, 2014, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$32,020,462	$10,230,366

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

Vericimetry Funds
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2013	Ending account value March 31, 2014	Expenses paid during the period ended March 31, 2014*
Actual Example	$1,000.00	$1,130.50	$3.19
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.01	3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Vericimetry Funds
Board Approval of Investment Management Agreement (Unaudited)

At the Board meeting held on November 22, 2013, (the “Meeting”) the Board of Trustees (“Board”), including a majority of the independent trustees (hereinafter the “Trustees”) met to consider, among other matters, the approval of an investment management agreement (the “Investment Management Agreement”) between Vericimetry Advisors LLC (the “Adviser”) and the Vericimetry U.S. Small Cap Value Fund (the “Fund”).

In considering the renewal of the investment advisory agreement between the Vericimetry U.S. Small Cap Value Fund (the “Fund”) and Vericimetry Advisors LLC (the “Adviser”)(the “Investment Management Agreement”), the Board of Trustees considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs of the services to be provided and the potential profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board compared the Fund’s expense ratio, which is made up of the investment advisory fee and other expenses of the Fund, to expense ratios of a peer group of similar funds. They also noted the advisory fee waiver structure in effect for the Fund. The Board upon reviewing the rationale for the Fund’s operating expense ratio agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale noting that no such economies of scale were achieved at this point given the low asset base of the Fund.

The Board, including a majority of the independent Trustees, concluded its satisfactory evaluation with the nature, extent and quality of the services to be provided to the Fund and without assigning particular weight to any single conclusion, supported approval of the Investment Management Agreement for the Fund.

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Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	May 28, 2014